Investments Accounted for by the Equity Method - Schedule of Equity Method Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments
Equity method investment	$ 623	$ 887
Income (loss) from equity investments	(261)	49
Canada | Altagas Canada Inc.
Schedule of Equity Method Investments
Equity method investment	0	0
Income (loss) from equity investments	0	3
Canada | AltaGas Idemitsu Joint Venture LP
Schedule of Equity Method Investments
Equity method investment	0	0
Income (loss) from equity investments	$ 0	(25)
Canada | Sarnia Airport Storage Pool LP
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	50.00%
Equity method investment	$ 17	18
Income (loss) from equity investments	1	1
Canada | Petrogas Preferred Shares
Schedule of Equity Method Investments
Equity method investment	0	0
Income (loss) from equity investments	$ 0	13
Canada | Strathcona Storage LP
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	30.00%
Equity method investment	$ 131	124
Income (loss) from equity investments	7	0
United States | Constitution Pipeline, LLC (Constitution)
Schedule of Equity Method Investments
Equity method investment	0	0
Income (loss) from equity investments	$ 0	(7)
United States | Eaton Rapids Gas Storage System
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	50.00%
Equity method investment	$ 27	26
Income (loss) from equity investments	$ 2	2
United States | Mountain Valley Pipeline, LLC
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	10.00%
Equity method investment	$ 447	718
Income (loss) from equity investments	$ (271)	62
United States | Petrogas Terminals Penn LLC
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	37.00%
Equity method investment	$ 1	1
Income (loss) from equity investments	$ 0	$ 0